FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Analysis of age of financial assets that are past due but not impaired
Below is summary of the aging of our customer accounts receivable.

	As at December 31
(In millions of dollars)	2018	2017
		(restated, see note 2)

Customer accounts receivable (net of allowance for doubtful accounts)
Less than 30 days past billing date	970	894
30-60 days past billing date	300	303
61-90 days past billing date	100	113
Greater than 90 days past billing date	104	72

Total	1,474	1,382

Below is a summary of the activity related to our allowance for doubtful accounts.

	Years ended December 31
(In millions of dollars)	2018	2017
		(restated, see note 2)

Balance, beginning of year	61	59
Allowance for doubtful accounts expense	201	179
Net use [1]	(207)	(177)

Balance, end of year	55	61

[1]	Includes $17 million of recoveries arising from the sale of fully provided for accounts receivable for the year ended December 31, 2018 (2017 - nil).

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2018 and 2017.

December 31, 2018	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,255	2,255	2,255	—	—	—
Accounts payable and accrued liabilities	3,052	3,052	3,052	—	—	—
Long-term debt	14,290	14,404	900	2,350	2,442	8,712
Other long-term financial liabilities	38	38	1	24	5	8
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,341	1,045	296	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,473)	(1,146)	(327)	—	—
Equity derivative instruments	—	(92)	(92)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	6,920	—	—	1,392	5,528
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,254)	—	—	(1,842)	(6,412)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,560	1,560	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,601)	(1,601)	—	—	—
Bond forwards	—	87	87	—	—	—
Net carrying amount of derivatives (asset)	(1,500)
	18,135	18,237	6,061	2,343	1,997	7,836

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2017	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	6	6	6	—	—	—
Short-term borrowings	1,585	1,585	1,585	—	—	—
Accounts payable and accrued liabilities	2,931	2,931	2,931	—	—	—
Long-term debt	14,448	14,555	1,756	1,800	2,050	8,949
Other long-term financial liabilities	9	9	2	3	2	2
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,538	1,093	445	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,506)	(1,054)	(452)	—	—
Equity derivative instruments	—	(68)	(68)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	1,435	—	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,405)	(1,756)	—	—	(6,649)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	956	956	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(934)	(934)	—	—	—
Bond forwards	—	64	64	—	—	—
Net carrying amount of derivatives (asset)	(1,094)
	17,885	18,148	6,016	1,796	2,052	8,284

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Below is a summary of the repayment of our senior notes during 2018 and 2017. The associated debt derivatives for the 2018 repayment were settled at maturity. There were no debt derivatives associated with the 2017 repayments.

(In millions of dollars)
Maturity date	Notional amount (US$)	Notional amount (Cdn$)

2018 repayments
April 2018	1,400	1,761

2017 repayments
March 2017	—	250
June 2017	—	500
Total for 2017	—	750

In April 2018, we repaid the entire outstanding principal amount of our US$1.4 billion ($1.8 billion) 6.8% senior notes otherwise due in August 2018. At the same time, the associated debt derivatives were settled for net proceeds received of $326 million. As a result, we repaid a net amount of $1.5 billion including settlement of the associated debt derivatives, which was separately funded through our US CP program and our bank credit facility. For the year ended December 31, 2018, we recognized a $28 million loss on repayment of long-term debt reflecting our obligation to pay redemption premiums upon repayment (see note 10).
PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2018.

(In millions of dollars)
2019	900
2020	900
2021	1,450
2022	600
2023	1,842
Thereafter	8,712
Total long-term debt	14,404
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2018.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Operating leases	208	312	172	287	979
Player contracts [1]	63	8	14	—	85
Purchase obligations [2]	448	332	202	80	1,062
Program rights [3]	667	1,048	1,079	1,346	4,140

Total commitments	1,386	1,700	1,467	1,713	6,266

[1]	Player contracts are Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.

[2]	Purchase obligations are the contractual obligations under service, product, and wireless device contracts to which we have committed.

[3]	Program rights are the agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.

Disclosure of maturity analysis for derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2018 and 2017.

December 31, 2018	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,255	2,255	2,255	—	—	—
Accounts payable and accrued liabilities	3,052	3,052	3,052	—	—	—
Long-term debt	14,290	14,404	900	2,350	2,442	8,712
Other long-term financial liabilities	38	38	1	24	5	8
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,341	1,045	296	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,473)	(1,146)	(327)	—	—
Equity derivative instruments	—	(92)	(92)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	6,920	—	—	1,392	5,528
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,254)	—	—	(1,842)	(6,412)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,560	1,560	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,601)	(1,601)	—	—	—
Bond forwards	—	87	87	—	—	—
Net carrying amount of derivatives (asset)	(1,500)
	18,135	18,237	6,061	2,343	1,997	7,836

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2017	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	6	6	6	—	—	—
Short-term borrowings	1,585	1,585	1,585	—	—	—
Accounts payable and accrued liabilities	2,931	2,931	2,931	—	—	—
Long-term debt	14,448	14,555	1,756	1,800	2,050	8,949
Other long-term financial liabilities	9	9	2	3	2	2
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,538	1,093	445	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,506)	(1,054)	(452)	—	—
Equity derivative instruments	—	(68)	(68)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	1,435	—	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,405)	(1,756)	—	—	(6,649)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	956	956	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(934)	(934)	—	—	—
Bond forwards	—	64	64	—	—	—
Net carrying amount of derivatives (asset)	(1,094)
	17,885	18,148	6,016	1,796	2,052	8,284

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Summary of net interest payments
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2018 and 2017.

December 31, 2018	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	658	1,141	913	5,923

December 31, 2017	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	712	1,160	908	5,409

Sensitivity analysis for interest rate risk
Below is a sensitivity analysis for significant exposures with respect to our publicly traded investments, expenditure derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2018 and 2017 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2018	2017	2018	2017
Share price of publicly traded investments
$1 change	—	—	14	14
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	8	9
Short-term borrowings
1% change in interest rates	17	12	—	—

Net asset (liability) position
Below is a summary of our net asset (liability) position for our various derivatives.

	As at December 31, 2018
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,500	1.1243	6,184	1,354
As liabilities	550	1.3389	736	(22)
Short-term debt derivatives not accounted for as hedges:
As assets	1,178	1.3276	1,564	41
Net mark-to-market debt derivative asset				1,373
Bond forwards accounted for as cash flow hedges:
As liabilities			900	(87)
Expenditure derivatives accounted for as cash flow hedges:
As assets	1,080	1.2413	1,341	122
Net mark-to-market expenditure derivative asset				122
Equity derivatives not accounted for as hedges:
As assets			258	92

Net mark-to-market asset				1,500

	As at December 31, 2017
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,200	1.0401	5,409	1,301
As liabilities	1,500	1.3388	2,008	(149)
Short-term debt derivatives not accounted for as hedges:
As liabilities	746	1.2869	960	(23)
Net mark-to-market debt derivative asset				1,129
Bond forwards accounted for as cash flow hedges:
As liabilities	—	—	900	(64)
Expenditure derivatives accounted for as cash flow hedges:
As assets	240	1.2239	294	5
As liabilities	960	1.2953	1,243	(44)
Net mark-to-market expenditure derivative liability				(39)
Equity derivatives not accounted for as hedges:
As assets	—	—	276	68

Net mark-to-market asset				1,094

Below is a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31
(In millions of dollars)	2018	2017

Current asset	270	421
Long-term asset	1,339	953
	1,609	1,374

Current liability	(87)	(133)
Long-term liability	(22)	(147)
	(109)	(280)

Net mark-to-market asset	1,500	1,094

Net cash payments on debt derivatives and forward contracts
Below is a summary of the net cash proceeds (payments) on debt derivatives.

	Years ended December 31
(In millions of dollars)	2018	2017

Proceeds on debt derivatives related to US commercial paper	19,211	9,692
Proceeds on debt derivatives related to credit facility borrowings	157	2,310
Proceeds on debt derivatives related to senior notes	1,761	—
Total proceeds on debt derivatives	21,129	12,002

Payments on debt derivatives related to US commercial paper	(19,148)	(9,754)
Payments on debt derivatives related to credit facility borrowings	(157)	(2,327)
Payments on debt derivatives related to senior notes	(1,436)	—
Total payments on debt derivatives	(20,741)	(12,081)

Net proceeds (payments) on settlement of debt derivatives	388	(79)

Changes in fair value of derivative instruments
Below is a summary of the changes in fair value of our derivative instruments for 2018 and 2017.

Year ended December 31, 2018	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,152	(23)	(64)	(39)	68	1,094
Proceeds received from settlement of derivatives	(1,761)	(19,368)	—	(1,089)	(4)	(22,222)
Payment on derivatives settled	1,436	19,305	—	1,093	—	21,834
Increase (decrease) in fair value of derivatives	505	127	(23)	157	28	794

Derivative instruments, end of year	1,332	41	(87)	122	92	1,500

Mark-to-market asset	1,354	41	—	122	92	1,609
Mark-to-market liability	(22)	—	(87)	—	—	(109)

Mark-to-market asset (liability)	1,332	41	(87)	122	92	1,500

Year ended December 31, 2017	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,683	—	(51)	19	8	1,659
Proceeds received from settlement of derivatives	—	(12,002)	—	(1,207)	(6)	(13,215)
Payment on derivatives settled	—	12,081	—	1,240	—	13,321
(Decrease) increase in fair value of derivatives	(531)	(102)	(13)	(91)	66	(671)

Derivative instruments, end of year	1,152	(23)	(64)	(39)	68	1,094

Mark-to-market asset	1,301	—	—	5	68	1,374
Mark-to-market liability	(149)	(23)	(64)	(44)	—	(280)

Mark-to-market asset (liability)	1,152	(23)	(64)	(39)	68	1,094

Derivative instruments details
During 2018 and 2017, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2018			Year ended December 31, 2017
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	125	1.26	157	1,610	1.32	2,126
Debt derivatives settled	125	1.26	157	1,760	1.32	2,327
Net cash paid			(1)			(17)

Commercial paper program
Debt derivatives entered	15,262	1.29	19,751	8,266	1.30	10,711
Debt derivatives settled	14,833	1.29	19,148	7,521	1.29	9,692
Net cash received (paid)			63			(62)

In 2018, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated senior notes issued on February 8, 2018 (see note 20). Below is a summary of the debt derivatives we entered to hedge senior notes issued during 2018.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

February 8, 2018	750	2048	4.300%	4.193%	938

[1]	Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.
Below is a summary of the bond forwards we have entered to hedge the underlying Government of Canada (GoC) 10-year and 30-year rate for anticipated future debt that were outstanding as at December 31, 2018 and 2017.

(In millions of dollars, except interest rates)
GoC term (years)	Effective date	Maturity date [1]	Notional amount	Hedged GoC interest rate as at December 31, 2018	Hedged GoC interest rate as at December 31, 2017	2018	2017
10	December 2014	January 31, 2019	500	3.01%	2.85%	500	500
30	December 2014	February 28, 2019	400	2.70%	2.65%	400	400

Total			900			900	900

[1]
Bond forwards with maturity dates beyond December 31, 2018 are subject to GoC rate re-setting from time to time. Both the 10-year and 30-year bond forwards were extended in 2018 to their respective maturity dates.

Below is a summary of the expenditure derivatives we entered and settled during 2018 and 2017 to manage foreign exchange risk related to certain forecast expenditures.

	Years ended December 31
	2018			2017
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	720	1.24	896	840	1.27	1,070
Expenditure derivatives settled	840	1.30	1,093	930	1.33	1,240

Fair value measurement of assets
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2018	2017	2018	2017	2018	2017
Financial assets
Investments, measured FVTOCI:
Investments in publicly traded companies	1,051	1,465	1,051	1,465	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,354	1,301	—	—	1,354	1,301
Debt derivatives not accounted for as cash flow hedges	41	—	—	—	41	—
Expenditure derivatives accounted for as cash flow hedges	122	5	—	—	122	5
Equity derivatives not accounted for as cash flow hedges	92	68	—	—	92	68
Total financial assets	2,660	2,839	1,051	1,465	1,609	1,374

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	22	149	—	—	22	149
Debt derivatives not accounted for as hedges	—	23	—	—	—	23
Bond forwards accounted for as cash flow hedges	87	64	—	—	87	64
Expenditure derivatives accounted for as cash flow hedges	—	44	—	—	—	44
Total financial liabilities	109	280	—	—	109	280

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2018		2017
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	14,290	15,110	14,448	16,134

[1]	Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.

Fair value measurement of liabilities
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2018	2017	2018	2017	2018	2017
Financial assets
Investments, measured FVTOCI:
Investments in publicly traded companies	1,051	1,465	1,051	1,465	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,354	1,301	—	—	1,354	1,301
Debt derivatives not accounted for as cash flow hedges	41	—	—	—	41	—
Expenditure derivatives accounted for as cash flow hedges	122	5	—	—	122	5
Equity derivatives not accounted for as cash flow hedges	92	68	—	—	92	68
Total financial assets	2,660	2,839	1,051	1,465	1,609	1,374

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	22	149	—	—	22	149
Debt derivatives not accounted for as hedges	—	23	—	—	—	23
Bond forwards accounted for as cash flow hedges	87	64	—	—	87	64
Expenditure derivatives accounted for as cash flow hedges	—	44	—	—	—	44
Total financial liabilities	109	280	—	—	109	280

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2018		2017
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	14,290	15,110	14,448	16,134

[1]	Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.